REVENUE INFORMATION - Deferred revenue (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUE INFORMATION
Total	$ 1,328,405	$ 712,702	$ 41,765
Wallet
REVENUE INFORMATION
Total	1,127,105	675,014	$ 41,765	$ 0
Other
REVENUE INFORMATION
Total	$ 201,300	$ 37,688